Other Liabilities - Schedule of Other Liabilities (Details) - Other Liabilites [Memebr] - BRL (R$) R$ in Thousands		Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Liabilities [Line Items]
Variable consideration for acquisition of Agrifirma			R$ 610
Alto da Serra Farm	[1]	18,079	22,530
Novo Horizonte (note 2.3)			1,305
Total other liabilities		18,079	24,445
Current		6,895	7,082
Non-current		R$ 11,184	R$ 17,363

[1]	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.2.1, the obligation is recorded at present value and will be settled within five years.